Stock Options	12 Months Ended
Sep. 30, 2015
Metu Brands, Inc [Member]
Stock Options

Note 7 — Stock Options

There were no stock options issued during the fiscal years ended September 30 2015 and 2014.  As part of our bankruptcy agreement approved on September 19, 2014 all common conversion rights of any kind including the equity compensation plan without limitation , warrants, options and convertible notes were cancelled and extinguished for the current and prior fiscal years.